John Hancock Global Shareholder Yield Fund Expense Example - Class NAV [Member] - John Hancock Global Shareholder Yield Fund - Class NAV	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,072